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Multi-Asset Portfolio
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus and Summary
Prospectus Supplement

June 18, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 18, 2020 to the Morgan Stanley Institutional Fund, Inc. Prospectus and Summary Prospectus dated April 30, 2020

Multi-Asset Portfolio

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") approved a Plan of Liquidation with respect to the Multi-Asset Portfolio (the "Portfolio"), a series of the Fund. Pursuant to the Plan of Liquidation, substantially all of the assets of the Portfolio will be liquidated, known liabilities of the Portfolio will be satisfied, the remaining proceeds will be distributed to the Portfolio's shareholders, and all of the issued and outstanding shares of the Portfolio will be redeemed (the "Liquidation"). The Liquidation is expected to occur on or about July 15, 2020. The Portfolio will suspend the offering of its shares to all investors at the close of business on July 13, 2020.

Prior to the liquidation date, the Portfolio will engage in business and activities for the purposes of winding down the Portfolio's business affairs and transitioning the Portfolio's holdings to cash and cash equivalents in preparation for the orderly liquidation and subsequent distribution of proceeds to remaining shareholders. During this transition period, the Portfolio may no longer be pursuing its investment objective or be managed consistent with its stated investment strategies. This is likely to impact the Portfolio's performance. Shareholders who remain invested in the Portfolio may bear increased brokerage and other transaction expenses relating to the sale of Portfolio investments prior to the liquidation date.

Prior to the liquidation date, shareholders of the Portfolio may: exchange their shares of the Portfolio for shares of the appropriate class of any other Morgan Stanley portfolio that is open to investment, subject to the requirements and limitations in that Morgan Stanley portfolio's prospectus; remain invested in the Portfolio; or redeem their shares at any time in the manner described in the Prospectus.

Unless shares of the Portfolio are held in a tax-qualified account, the liquidation of shares held by a shareholder will generally be considered a taxable event. A shareholder should consult their personal tax adviser concerning their particular tax situation. A shareholder who owns Portfolio shares in a tax-qualified account, such as an individual retirement account, 401(k) or 403(b) account, should consult a tax adviser regarding the tax consequences applicable to the reinvestment of the proceeds of the liquidating distribution.

Please retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Asset Portfolio